FT Vest U.S. Equity Dual Directional Buffer ETF - November Annual Fund Operating Expenses - FT Vest U.S. Equity Dual Directional Buffer ETF - November - FT Vest U.S. Equity Dual Directional Buffer ETF - November
May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%